Trade Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade Accounts Payables [Abstract]
Disclosure of Trade and Other Payables
As of December 31, the trade accounts payable of the Group are stated in the following currencies:

In thousands of soles	2025	2024	2023
Soles	324,211	300,068	219,546
U.S. dollars	69,712	73,537	62,786
COP	487,464	438,871	408,018
Euros	—	—	461
MXN	173,458	121,530	62,444

	1,054,845	934,006	753,255

Current	1,053,395	931,265	749,349

Non-current	1,450	2,741	3,906